[LOGO] Merrill Lynch  Investment Managers                       www.mlim.ml.com

                               Semi-Annual Report

                               June 30, 2001

                               Mercury QA
                               Mid Cap Fund
                               of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

INVESTMENTS AS OF JUNE 30, 2001
================================================================================
                                                                     Percent of
Ten Largest Holdings                                                 Net Assets
--------------------------------------------------------------------------------
Genzyme Corporation                                                    1.6%
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corporation                                       1.5
--------------------------------------------------------------------------------
Westwood One, Inc.                                                     1.3
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                                       1.2
--------------------------------------------------------------------------------
M&T Bank Corporation                                                   1.2
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                     1.1
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corporation                                  1.1
--------------------------------------------------------------------------------
Hispanic Broadcasting Corporation                                      1.0
--------------------------------------------------------------------------------
Golden State Bancorp Inc.                                              1.0
--------------------------------------------------------------------------------
GreenPoint Financial Corp.                                             1.0
--------------------------------------------------------------------------------

================================================================================
                                                                    Percent of
Ten Largest Industries                                              Net Assets
--------------------------------------------------------------------------------
Banks                                                                  7.0%
--------------------------------------------------------------------------------
Insurance                                                              5.3
--------------------------------------------------------------------------------
Retail                                                                 4.5
--------------------------------------------------------------------------------
Electric Utilities                                                     4.3
--------------------------------------------------------------------------------
Financial Services                                                     3.6
--------------------------------------------------------------------------------
Biotechnology                                                          3.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                        3.2
--------------------------------------------------------------------------------
Computer Services                                                      2.7
--------------------------------------------------------------------------------
Broadcasting/Media                                                     2.6
--------------------------------------------------------------------------------
Computer Software                                                      2.1
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                    June 30, 2001 (2) Mercury QA Mid Cap Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury QA Mid Cap Fund. For the six months ended June 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -5.18%, -5.37%, -5.68% and -5.68%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's (S&P) MidCap 400 Index had a total return of +0.97% for the same period.

The Fund's returns for the first half of 2001 were hurt by the performance of many financial and technology holdings while helped by our positions in medical companies. Financial companies including SEI Investments Company, GreenPoint Financial Corp. and A.G. Edwards, Inc. declined during the first half of this year, contributing to the negative returns of the Fund. Also, continuing last year's downtrend, many technology companies fell dramatically, most notably Cadence Design Systems, Inc., which dropped by more than 30%. On the positive side, medical companies such as Genzyme Corporation and IDEC Pharmaceuticals Corporation posted strong returns during the first half of the year.

Market Review

The big news in the first six months of 2001 was the rapid deceleration of the US economy and accompanying aggressive easing of monetary policy by the Federal Reserve Board. After growing at a blistering 5% last year, the US economy grew at a mere 1% pace in the first half of 2001. Lower business capital spending and the resulting need for companies to adjust their inventories were the culprits. While investment in technology helped US companies achieve stellar gains in worker productivity over the past five years, it contributed to the accelerated pace of the slowdown as business used new technologies to link inventory levels and production schedules more closely.

In response to the rapidly changing economic climate, the Federal Reserve Board massively eased monetary policy starting in January, lowering short-term interest rates six times in the first half of the year by a cumulative 275 basis points (2.75%). The Federal Reserve Board remains concerned that ongoing weakness in capital spending and continued inventory adjustment might necessitate further reductions in the Federal Funds rate.

As expected, the sharp slowdown in economic activity created a profits recession (defined as a decline in year-over-year earnings) for many US companies, pushing the stock market lower. Analysts reduced their 2001 earnings forecast from double-digit


                    June 30, 2001 (3) Mercury QA Mid Cap Fund earnings growth to high single-digit earnings declines. Reacting to the anticipated profit recession, the unmanaged S&P 500 Index fell 6.7% during the first half of 2001.

However, two significant trends that we noted in our previous shareholder report continued during the first half of 2001: small cap stocks outperformed large cap stocks and value stocks outperformed growth stocks. Propelled by lower interest rates, small cap stocks continued to outpace bigger stocks returning +6.23% as measured by the unmanaged S&P SmallCap 600 Index during the first half of 2001, more than 12 percentage points higher than returns on large cap stocks. Similarly, value stocks outperformed growth stocks by about the same margin. The resurgence of both small cap stocks and value stocks reflects the dizzying heights to which large cap growth stocks ascended before tumbling back to earth starting in the second quarter of last year.

Market Outlook

We believe that the United States will lead a global cyclical recovery during the second half of this year. Business and consumer confidence appears to be stabilizing, stemming previous sharp declines. There is currently early evidence that the inventory cycle has run its course for many industries outside of technology. Though we expect leading economic indicators to turn higher over the coming months, we do not expect an earnings recovery before late this year at the earliest. We believe that demand should pick up during the second half of the year as the effects of the tax cut, falling energy prices, and an accommodative Federal Reserve Board feed through to the real economy.

While our confidence in a US recovery has increased, prospects for Europe and Japan have continued to deteriorate. This is true both at a macroeconomic level, where news has worsened in both Europe and Japan, and at a stock level, where earnings downgrades in both regions are accelerating, lagging the United States.

Within the US economy, a clear distinction needs to be made between the technology sector and the rest of the economy. While there are a number of encouraging macroeconomic signs and bottom up indicators for the old economy, the near-term outlook for technology remains bleak. There is as yet no clear evidence that the collapse in technology orders is coming to an end and in contrast to the rest of the economy, excess inventories continue to build up. Again, this trend is reflected in both the top down data, such as falling technology capacity, and in bottom up earnings announcements. Earnings downgrades at this time are increasingly concentrated in the technology sector, with profit expectations for the rest of the economy starting to flatten out.

Looking forward, we expect technology spending to recover next year in delayed response to rising whole economy profits and easier financial market conditions. However, the timing and scale of that eventual recovery remain highly uncertain. The true scale of overcapacity in technology will only become apparent once the economy starts to recover.


                    June 30, 2001 (4) Mercury QA Mid Cap Fund

In Conclusion

We thank you for your continued support of Mercury QA Mid Cap Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                         /s/ Philip Green

Terry K. Glenn                             Philip Green
President and Director                     Senior Vice President and
                                           Portfolio Manager

August 16, 2001


                    June 30, 2001 (5) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived all of its management fee and reimburse a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                    June 30, 2001 (6) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                             % Return               % Return
                                           Without Sales           With Sales
Class I Shares*                               Charge                Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                        -0.74%                  -5.95%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01           -2.53                   -7.29
--------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.

================================================================================
                                              % Return               % Return
                                            Without Sales           With Sales
Class A Shares*                                Charge                Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                          -1.03%                -6.23%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01             -2.80                 -7.55
--------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.

                                             % Return               % Return
                                              Without                 With
Class B Shares*                                CDSC                  CDSC**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                        -1.83%                  -5.75%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01           -3.53                   -7.12
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

** Assuming payment of applicable contingent deferred sales charge.


                                                % Return               % Return
                                                 Without                 With
Class C Shares*                                   CDSC                  CDSC**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                          -1.79%                   -2.78%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01             -3.50                    -3.50
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

** Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                 6-Month          12-Month       Since Inception
As of June 30, 2001           Total Return      Total Return      Total Return
--------------------------------------------------------------------------------
Class I                           -5.18%           -0.74%           -2.72%
--------------------------------------------------------------------------------
Class A                           -5.37            -1.03            -3.01
--------------------------------------------------------------------------------
Class B                           -5.68            -1.83            -3.80
--------------------------------------------------------------------------------
Class C                           -5.68            -1.79            -3.76
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


                    June 30, 2001 (7) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES
===================================================================================================
Aerospace                    3,300  + Lear Corporation                        $ 115,170     0.5%
---------------------------------------------------------------------------------------------------
Air Freight & Couriers         100  + EGL, Inc.                                   1,596     0.0
---------------------------------------------------------------------------------------------------
Apparel                      4,700  + Jones Apparel Group, Inc.                 203,040     0.8
---------------------------------------------------------------------------------------------------
Auto & Transportation        2,700    ArvinMeritor, Inc.                         45,198     0.2
---------------------------------------------------------------------------------------------------
Auto & Truck                 1,100    BorgWarner, Inc.                           54,582     0.2
---------------------------------------------------------------------------------------------------
Auto Components              2,300  + Gentex Corporation                         62,100     0.2
---------------------------------------------------------------------------------------------------
Automotive                   1,900  + Cooper Cameron Corporation                106,020     0.4
                             4,700    DPL Inc.                                  136,112     0.6
                                                                              ---------------------
                                                                                242,132     1.0
---------------------------------------------------------------------------------------------------
Banking & Financial          5,900    Banknorth Group, Inc.                     132,809     0.5
---------------------------------------------------------------------------------------------------
Banking--Regional                1    Wells Fargo Company                            47     0.0
---------------------------------------------------------------------------------------------------
Banks                        5,200    First Tennessee National Corporation      180,492     0.7
                               100    First Virginia Banks, Inc.                  4,712     0.0
                             3,500    FirstMerit Corporation                     92,890     0.4
                             8,400    Golden State Bancorp Inc.                 258,720     1.0
                             6,400    GreenPoint Financial Corp.                245,760     1.0
                             6,600    Hibernia Corporation (Class A)            117,480     0.5
                             4,200    Marshall & Ilsley Corporation             226,380     0.9
                             2,800    Mercantile Bankshares Corporation         110,656     0.4
                             5,200    National Commerce Financial
                                        Corporation                             126,984     0.5
                             4,700    North Fork Bancorporation                 145,700     0.6
                            10,700    Sovereign Bancorp, Inc.                   138,886     0.6
                             2,300    TCF Financial Corporation                 106,513     0.4
                                                                              ---------------------
                                                                              1,755,173     7.0
---------------------------------------------------------------------------------------------------
Banks--Other Major           4,800    Compass Bancshares, Inc.                  126,000     0.5
                             3,900    M&T Bank Corporation                      294,450     1.2
                                                                              ---------------------
                                                                                420,450     1.7
---------------------------------------------------------------------------------------------------
Batteries/                   2,900  + Energizer Holdings, Inc.                   66,555     0.3
Battery Systems
---------------------------------------------------------------------------------------------------
Beverages                    4,200    PepsiAmericas, Inc.                        55,860     0.2
---------------------------------------------------------------------------------------------------


                    June 30, 2001 (8) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Biotechnology               6,700    + Genzyme Corporation                      $394,965      1.6%
                            3,900    + Gilead Sciences, Inc.                     231,894      0.9
                            1,900    + Protein Design Labs, Inc.                 159,733      0.6
                            1,200    + Sepracor Inc.                              47,844      0.2
                                                                                -------------------
                                                                                 834,436      3.3
---------------------------------------------------------------------------------------------------
Broadcasting/Media          4,300      A.H. Belo Corporation (Class A)            81,012      0.3
                            9,100    + Hispanic Broadcasting Corporation         261,079      1.0
                            8,700    + Westwood One, Inc.                        320,595      1.3
                                                                                -------------------
                                                                                 662,686      2.6
---------------------------------------------------------------------------------------------------
Building & Building         1,200      York International Corporation             42,024      0.2
Materials
---------------------------------------------------------------------------------------------------
Building Materials          2,300    + American Standard Companies, Inc.         138,230      0.6
---------------------------------------------------------------------------------------------------
Building Products           1,500      Martin Marietta Materials, Inc.            74,235      0.3
---------------------------------------------------------------------------------------------------
Chemical Producers            500      The Lubrizol Corporation                   15,525      0.0
                            1,100      Lyondell Chemical Company                  16,918      0.1
                                                                                -------------------
                                                                                  32,443      0.1
---------------------------------------------------------------------------------------------------
Chemicals                     400      Albemarle                                   9,268      0.0
                              500      Cabot Corporation                          18,010      0.1
                              100    + Cabot Microelectronics Corporation          6,251      0.0
                              700      Crompton Corporation                        7,630      0.0
                              400    + Cytec Industries Inc.                      15,200      0.1
                              800      RPM, Inc.                                   7,360      0.0
                              800      Solutia Inc.                               10,200      0.1
                                                                                -------------------
                                                                                  73,919      0.3
---------------------------------------------------------------------------------------------------
Commercial                  1,900    + ChoicePoint Inc.                           79,895      0.3
Services & Supplies         2,000    + NOVA Corporation                           62,900      0.2
                            2,800    + The New Dun & Bradstreet
                                         Corporation                              78,960      0.3
                            2,900    + Quanta Services, Inc.                      63,916      0.3
                            1,900    + Valassis Communications, Inc.              68,020      0.3
                                                                                -------------------
                                                                                 353,691      1.4
---------------------------------------------------------------------------------------------------
Communications                900    + CommScope, Inc.                            21,150      0.1
Equipment
---------------------------------------------------------------------------------------------------


                    June 30, 2001 (9) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Computer Equipment          6,300    + Cadence Design Systems, Inc.             $117,369      0.5%
                           13,400    + Quantum Corporation--DLT &
                                         Storage Systems                         135,206      0.5
                                                                                -------------------
                                                                                 252,575      1.0
---------------------------------------------------------------------------------------------------
Computer Services           1,300    + Affiliated Computer Services, Inc.
                                         (Class A)                                93,483      0.4
                            5,100    + Ceridian Corporation                       97,767      0.4
                            2,700    + CheckFree Corp.                            92,853      0.3
                            4,200    + DST Systems, Inc.                         221,340      0.9
                            3,600    + Network Associates, Inc.                   44,820      0.2
                            1,300      Telephone and Data Systems, Inc.          141,375      0.5
                                                                                -------------------
                                                                                 691,638      2.7
---------------------------------------------------------------------------------------------------
Computer Software           1,700    + CSG Systems International, Inc.           100,810      0.4
                              100    + E* TRADE Group, Inc.                          645      0.0
                            2,900    + National Instruments Corporation           94,366      0.4
                            7,200    + Sungard Data Systems Inc.                 216,072      0.9
                            2,000    + Symantec Corporation                       86,700      0.3
                            1,900    + Wind River Systems, Inc.                   33,155      0.1
                                                                                -------------------
                                                                                 531,748      2.1
---------------------------------------------------------------------------------------------------
Computers                   2,400      Jack Henry & Associates, Inc.              72,960      0.3
                            1,700    + NVIDIA Corporation                        156,060      0.6
                            3,500    + SanDisk Corporation                        96,600      0.4
                                                                                -------------------
                                                                                 325,620      1.3
---------------------------------------------------------------------------------------------------
Computers & Peripherals     6,000    + Storage Technology Corporation             82,560      0.3
---------------------------------------------------------------------------------------------------
Consumer--Products          2,000      Blyth, Inc.                                51,420      0.2
                            3,100      The Dial Corporation                       44,175      0.2
                                                                                -------------------
                                                                                  95,595      0.4
---------------------------------------------------------------------------------------------------
Consumer--Services          2,700      Associated Banc-Corp                       93,717      0.4
---------------------------------------------------------------------------------------------------
Containers                  5,000      Sonoco Products Company                   124,400      0.5
---------------------------------------------------------------------------------------------------
Distribution                4,200    + CDW Computer Centers, Inc                 162,330      0.6
---------------------------------------------------------------------------------------------------
Diversified Companies       4,700      Viad Corp.                                124,080      0.5
---------------------------------------------------------------------------------------------------
Diversified Manufacturing   1,300      Federal Signal Corporation                 30,511      0.1
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (10) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Drugs                       3,600       Bergen Brunswig Corporation (Class A)  $  69,192      0.3%
---------------------------------------------------------------------------------------------------
Drugs & Hospital Supplies   1,900       Hillenbrand Industries, Inc.             108,509      0.4
---------------------------------------------------------------------------------------------------
Education                   3,600     + Apollo Group, Inc. (Class A)             151,956      0.6
                            2,500     + DeVry, Inc.                               90,300      0.4
                                                                               --------------------
                                                                                 242,256      1.0
---------------------------------------------------------------------------------------------------
Electric & Gas              2,000       NSTAR                                     85,120      0.3
---------------------------------------------------------------------------------------------------
Electric, Gas & Utilities   5,200       Northeast Utilities                      107,900      0.4
                            5,600       SCANA Corporation                        159,040      0.6
                                                                               --------------------
                                                                                 266,940      1.0
---------------------------------------------------------------------------------------------------
Electric Utilities          4,400       ALLETE                                    99,000      0.4
                            4,600       Conectiv, Inc.                            99,360      0.4
                            6,300       Energy East Corporation                  131,733      0.5
                            3,300       Kansas City Power & Light Company         81,015      0.3
                            4,200       OGE Energy Corp.                          94,962      0.4
                            6,000       Potomac Electric Power Company           125,520      0.5
                            4,600       Puget Energy, Inc.                       120,520      0.5
                            5,900       UtiliCorp United Inc.                    181,189      0.7
                            6,400       Wisconsin Energy Corporation             152,128      0.6
                                                                               --------------------
                                                                               1,085,427      4.3
---------------------------------------------------------------------------------------------------
Electrical                  7,100       TECO Energy, Inc.                        216,550      0.9
---------------------------------------------------------------------------------------------------
Electrical & Electronics    1,900       Pentair, Inc.                             64,220      0.3
---------------------------------------------------------------------------------------------------
Electrical Products           700     + UCAR International Inc.                    8,365      0.0
---------------------------------------------------------------------------------------------------
Electronics                 4,200       Alliant Energy Corporation               122,430      0.5
                            3,500     + Arrow Electronics, Inc.                   85,015      0.3
                            2,000     + Sensormatic Electronics Corporation       34,000      0.1
                                                                               --------------------
                                                                                 241,445      0.9
---------------------------------------------------------------------------------------------------
Electronics Components      3,600       Avnet, Inc.                               80,712      0.3
                            3,200     + Microchip Technology                     102,784      0.4
                            3,900     + SCI Systems, Inc.                         99,450      0.4
                            5,600     + Vishay Intertechnology, Inc.             128,800      0.5
                            3,500     + Waters Corporation                        96,635      0.4
                                                                               --------------------
                                                                                 508,381      2.0
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (11) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Energy                      3,600     Noble Affiliates, Inc.                    $127,260      0.5%
                            3,900     Valero Energy Corporation                  143,442      0.6
                                                                                -------------------
                                                                                 270,702      1.1
---------------------------------------------------------------------------------------------------
Energy Equipment &          2,800   + National-Oilwell, Inc.                      75,040      0.3
Service
---------------------------------------------------------------------------------------------------
Entertainment               2,100     International Speedway Corp. (Class A)      87,780      0.3
                            1,300   + Macrovision Corporation                     88,400      0.4
                            9,600   + Park Place Entertainment Corporation       116,160      0.5
                                                                                -------------------
                                                                                 292,340      1.2
---------------------------------------------------------------------------------------------------
Environmental               1,200     Donaldson Company, Inc.                     37,380      0.2
---------------------------------------------------------------------------------------------------
Finance                     3,600   + AmeriCredit Corp.                          187,020      0.7
---------------------------------------------------------------------------------------------------
Financial Services          6,400     A.G. Edwards, Inc.                         288,000      1.1
                            1,900   + The BISYS Group, Inc.                      113,829      0.5
                            4,800     Dime Bancorp, Inc.                         178,800      0.7
                            2,700     Dime Bancorp, Inc. (Warrants) (a)              756      0.0
                            3,500     Legg Mason, Inc.                           174,160      0.7
                            4,600     Waddell & Reed Financial, Inc.
                                        (Class A)                                146,050      0.6
                                                                                -------------------
                                                                                 901,595      3.6
---------------------------------------------------------------------------------------------------
Food Products                 900     Dean Foods Company                          36,180      0.1
                              800   + Suiza Foods Corporation                     42,480      0.2
                            1,315     Tootsie Roll Industries, Inc.               50,681      0.2
                                                                                -------------------
                                                                                 129,341      0.5
---------------------------------------------------------------------------------------------------
Foods                       5,900     Tyson Foods, Inc. (Class A)                 54,339      0.2
---------------------------------------------------------------------------------------------------
Foods/Food Processing       5,600     Hormel Foods Corporation                   136,304      0.5
---------------------------------------------------------------------------------------------------
Forest Products             2,700     Georgia-Pacific Corporation
                                        (Timber Group)                            96,525      0.4
---------------------------------------------------------------------------------------------------
Health Care                   100   + Trigon Healthcare, Inc.                      6,485      0.0
---------------------------------------------------------------------------------------------------
Health Care--Cost           1,700   + Oxford Health Plans, Inc.                   48,620      0.2
Containment
---------------------------------------------------------------------------------------------------
Health Care Equipment       4,200   + Edwards Lifesciences Corporation           110,712      0.4
& Supplies
---------------------------------------------------------------------------------------------------
Health Care Providers       1,900   + First Health Group Corp.                    50,635      0.2
& Services
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (12) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Health Services             1,300   + Express Scripts, Inc. (Class A)         $   71,500      0.3%
---------------------------------------------------------------------------------------------------
Home Builders               1,600   + International Rectifier Corp.               54,560      0.2
---------------------------------------------------------------------------------------------------
Home Furnishings            1,500   + Furniture Brands International, Inc.        42,000      0.2
---------------------------------------------------------------------------------------------------
Homes--Mobile               2,400     Lennar Corporation                         100,080      0.4
---------------------------------------------------------------------------------------------------
Hospital Management         4,200   + Health Management Associates, Inc.
                                        (Class A)                                 88,368      0.4
---------------------------------------------------------------------------------------------------
Hotels & Casinos            3,500   + Mandalay Resort Group                       95,900      0.4
---------------------------------------------------------------------------------------------------
Household Durables          1,200     Lancaster Colony Corporation                40,248      0.2
                            1,500   + Mohawk Industries, Inc.                     52,800      0.2
                                                                              ---------------------
                                                                                  93,048      0.4
---------------------------------------------------------------------------------------------------
Household Furniture &       5,200     Clayton Homes, Inc.                         81,744      0.3
Appliances
---------------------------------------------------------------------------------------------------
Human Resources             2,700     Manpower Inc.                               80,730      0.3
---------------------------------------------------------------------------------------------------
Industrial                    900     Carlisle Companies Incorporated             31,383      0.1
Conglomerates
---------------------------------------------------------------------------------------------------
Information Systems         3,700     Reynolds & Reynolds Company (Class A)       81,215      0.3
                            3,700   + Tech Data Corporation                      129,870      0.5
                                                                              ---------------------
                                                                                 211,085      0.8
---------------------------------------------------------------------------------------------------
Instruments/Photo--         1,700     Teleflex Incorporated                       74,800      0.3
Optical
---------------------------------------------------------------------------------------------------
Insurance                   2,800     Allmerica Financial Corporation            161,000      0.7
                            7,500   + Apogent Technologies Inc.                  184,500      0.7
                            2,800     Arthur J. Gallagher & Co.                   72,800      0.3
                            2,700     The MONY Group Inc.                        108,351      0.4
                            6,300     Old Republic International Corporation     182,700      0.7
                            2,800     The PMI Group, Inc.                        200,648      0.8
                            3,500     Protective Life Corporation                120,295      0.5
                            5,100     Radian Group Inc.                          206,295      0.8
                                1   + Sybron Dental Specialties, Inc.                 20      0.0
                            2,500     Unitrin, Inc.                               96,000      0.4
                                                                              ---------------------
                                                                               1,332,609      5.3
---------------------------------------------------------------------------------------------------
Internet Software &         3,100     Galileo International, Inc.                100,750      0.4
Services
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (13) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Investment Management       2,000     Neuberger Berman Inc.                     $136,000      0.5%
                            4,700     SEI Investments Company                    222,780      0.9
                                                                                -------------------
                                                                                 358,780      1.4
---------------------------------------------------------------------------------------------------
Leasing                     2,500     GATX Corporation                           100,250      0.4
---------------------------------------------------------------------------------------------------
Leisure                     2,800   + International Game Technology              175,252      0.7
---------------------------------------------------------------------------------------------------
Machinery                   1,200   + Flowserve Corporation                       36,900      0.2
                              800     Stewart & Stevenson Services, Inc.          26,688      0.1
                              700     Tecumseh Products Company (Class A)         34,650      0.1
                              900     Trinity Industries, Inc.                    18,801      0.1
                                                                                -------------------
                                                                                 117,039      0.5
---------------------------------------------------------------------------------------------------
Machinery & Machine Tools   1,100   + SPX Corporation                            137,698      0.5
---------------------------------------------------------------------------------------------------

Manufacturing              11,900   + Atmel Corporation                          153,748      0.6
                            2,400   + Micrel, Inc.                                72,072      0.3
                            1,300   + Plantronics, Inc.                           30,095      0.1
                                                                                -------------------
                                                                                 255,915      1.0
---------------------------------------------------------------------------------------------------
Marine                        900     Overseas Shipholding Group, Inc.            27,486      0.1
---------------------------------------------------------------------------------------------------
Media                       1,900   + Catalina Marketing Corporation              57,969      0.2
                            3,700   + Entercom Communications Corp.              198,357      0.8
                            1,100     Houghton Mifflin Company                    65,923      0.3
                                                                                -------------------
                                                                                 322,249      1.3
---------------------------------------------------------------------------------------------------
Media/Publishing            3,600   + Electronic Arts Inc.                       207,036      0.8
                            2,300     Harte-Hanks, Inc.                           56,948      0.2
                            3,300     The Reader's Digest Association, Inc.
                                        (Class A)                                 94,875      0.4
                              275     The Washington Post Company                157,850      0.6
                                                                                -------------------
                                                                                 516,709      2.0
---------------------------------------------------------------------------------------------------
Medical                     1,300   + AmeriSource Health Corporation
                                        (Class A)                                 71,890      0.3
                            2,100   + Health Net Inc.                             36,540      0.1
                              100     ICN Pharmaceuticals, Inc.                    3,172      0.0
                            1,900   + Lincare Holdings Inc.                       61,788      0.2
                            4,600   + MiniMed Inc.                               216,476      0.9
                            1,900     Mylan Laboratories, Inc.                    53,447      0.2
                            1,600   + Synopsys, Inc.                              75,680      0.3
                                                                                -------------------
                                                                                 518,993      2.0
---------------------------------------------------------------------------------------------------
Medical Services            1,600   + Quest Diagnostics Incorporated             119,760      0.5
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (14) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Medical Supplies            3,600     DENTSPLY International Inc.               $160,020      0.6%
---------------------------------------------------------------------------------------------------
Multi-Utilities             2,500     MDU Resources Group                         78,450      0.3
                            2,900     Western Resources, Inc.                     62,350      0.3
                                                                                -------------------
                                                                                 140,800      0.6
---------------------------------------------------------------------------------------------------
Natural Gas Distribution    2,300     National Fuel Gas Company                  119,577      0.5
---------------------------------------------------------------------------------------------------
Natural Gas--               3,700     Vectren Corporation                         76,590      0.3
Distributors
---------------------------------------------------------------------------------------------------
Natural Gas--               1,500     IMC Global Inc.                             15,300      0.1
Pipelines
---------------------------------------------------------------------------------------------------
Office--Related             2,900     Herman Miller, Inc.                         74,762      0.3
---------------------------------------------------------------------------------------------------
Oil & Gas                   2,400     Equitable Resources, Inc.                   79,944      0.3
                           10,400     Ocean Energy Inc.                          181,480      0.7
                            4,800     Questar Corporation                        118,848      0.5
                                                                                -------------------
                                                                                 380,272      1.5
---------------------------------------------------------------------------------------------------
Oil Field & Equipment       5,600   + BJ Services Company                        158,928      0.6
                            1,900     McCormick & Company Incorporated            79,838      0.3
                            1,700   + Smith International, Inc.                  101,830      0.4
                            3,700   + Weatherford International, Inc.            177,600      0.7
                                                                                -------------------
                                                                                 518,196      2.0
---------------------------------------------------------------------------------------------------
Oil Services                4,700     ENSCO International Incorporated           109,980      0.4
                            1,700     Tidewater Inc.                              64,090      0.3
                                                                                -------------------
                                                                                 174,070      0.7
---------------------------------------------------------------------------------------------------
Paints                        400     The Valspar Corporation                     14,200      0.1
---------------------------------------------------------------------------------------------------
Paper & Forest Products     2,400     Bowater Incorporated                       107,376      0.4
---------------------------------------------------------------------------------------------------
Personal Products           2,500   + Perrigo Company                             41,800      0.2
---------------------------------------------------------------------------------------------------
Petroleum                   2,900     Murphy Oil Corporation                     213,440      0.8
                            5,600     Ultramar Diamond Shamrock Corporation      264,600      1.1
                                                                                -------------------
                                                                                 478,040      1.9
---------------------------------------------------------------------------------------------------
Pharmaceuticals             5,800   + IDEC Pharmaceuticals Corporation           377,522      1.5
                            3,225   + IVAX Corporation                           125,775      0.5
                            8,800   + Millennium Pharmaceuticals, Inc.           297,880      1.2
                                                                                -------------------
                                                                                 801,177      3.2
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (15) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Producer Durables             900       Kennametal Inc.                       $   33,210      0.1%
---------------------------------------------------------------------------------------------------
Reinsurance                 2,400       Everest Re Group, Ltd.                   179,520      0.7
---------------------------------------------------------------------------------------------------
Restaurants                 3,200     + Brinker International, Inc.               82,720      0.3
                            4,300     + Outback Steakhouse, Inc.                 123,840      0.5
                                                                              ---------------------
                                                                                 206,560      0.8
---------------------------------------------------------------------------------------------------
Retail                      4,800     + Abercrombie & Fitch Co. (Class A)        213,600      0.8
                            3,450     + American Eagle Outfitters, Inc.          126,822      0.5
                            3,500     + BJ's Wholesale Club, Inc.                186,410      0.7
                            3,100     + Barnes & Noble, Inc.                     121,985      0.5
                            3,550     + Dollar Tree Stores, Inc.                  97,767      0.4
                            5,800       Family Dollar Stores, Inc.               148,654      0.6
                            1,900       Fastenal Company                         116,945      0.5
                            1,300     + Sotheby's Holdings, Inc. (Class A)        20,969      0.1
                            2,700     + Williams-Sonoma, Inc.                    104,814      0.4
                                                                              ---------------------
                                                                               1,137,966     4.5
---------------------------------------------------------------------------------------------------
Savings & Loan                100       Astoria Financial Corporation              5,796      0.0
Associations
---------------------------------------------------------------------------------------------------
Semiconductor               3,200     + LAM Research Corp.                        95,744      0.4
Equipment & Products
---------------------------------------------------------------------------------------------------
Semiconductors              5,000     + Cypress Semiconductor Corporation        119,250      0.5
---------------------------------------------------------------------------------------------------
Shipbuilding                  800       Newport News Shipbuilding Inc.            49,000      0.2
---------------------------------------------------------------------------------------------------
Software                      800     + Advent Software, Inc.                     51,800      0.2
---------------------------------------------------------------------------------------------------
Steel                       3,500       AK Steel Holding Corporation              43,890      0.2
---------------------------------------------------------------------------------------------------
Technology                 19,700     + 3Com Corporation                         102,243      0.4
                            2,800     + Integrated Device Technology, Inc.        83,916      0.3
                            3,700     + Mentor Graphics Corporation               64,565      0.3
                            5,500     + Rational Software Corporation1           155,210      0.6
                                                                              ---------------------
                                                                                 405,934      1.6
---------------------------------------------------------------------------------------------------
Telecommunications          1,600     + Advanced Fibre Communications, Inc.       36,720      0.1
                            3,300     + Broadwing Inc.                            80,685      0.3
                            1,500       Harris Corporation                        40,815      0.2
                              800     + L-3 Communications Holdings, Inc.         61,040      0.2
                            1,700     + Polycom, Inc.                             37,094      0.2
                                                                              ---------------------
                                                                                 256,354      1.0
---------------------------------------------------------------------------------------------------


                   June 30, 2001 (16) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (concluded)
===================================================================================================
Television                    300   + Chris-Craft Industries, Inc.          $     21,420      0.1%
---------------------------------------------------------------------------------------------------
Textiles & Apparel          1,200   + Coach, Inc.                                 45,660      0.2
---------------------------------------------------------------------------------------------------
Tobacco                     4,400     R.J. Reynolds Tobacco Holdings, Inc.       240,240      1.0
---------------------------------------------------------------------------------------------------
Transport Services          3,300     C.H. Robinson Worldwide, Inc.               92,499      0.4
                            2,700     CNF Transportation Inc.                     76,275      0.3
                                                                            -----------------------
                                                                                 168,774      0.7
---------------------------------------------------------------------------------------------------
Transportation                900     Alexander & Baldwin, Inc.                   23,175      0.1
                            1,900     Expeditors International of
                                        Washington, Inc.                         116,812      0.4
                                                                            -----------------------
                                                                                 139,987      0.5
---------------------------------------------------------------------------------------------------
Water                       4,000     American Water Works Company, Inc.         131,880      0.5
---------------------------------------------------------------------------------------------------
Wireless                    4,200   + RF Micro Devices, Inc.                     111,090      0.4
Communication--
Domestic Paging &
Cellular
---------------------------------------------------------------------------------------------------
                                      Total Common Stocks in the
                                      United States (Cost--$23,811,838)       24,850,686     98.5
---------------------------------------------------------------------------------------------------
                                      Total Investments
                                      (Cost--$23,811,838)                     24,850,686     98.5
                                                                            -----------------------
                                      Other Assets Less Liabilities              379,902      1.5
                                                                            -----------------------
                                      Net Assets                            $ 25,230,588    100.0%
                                                                            =======================
---------------------------------------------------------------------------------------------------

  + Non-income producing security.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

    See Notes to Financial Statements.


                   June 30, 2001 (17) Mercury QA Mid Cap Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2001
----------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$23,811,838)                              $ 24,850,686
Cash                                                                                    37,931
Receivables:
  Capital shares sold                                           $  6,345,291
  Securities sold                                                    193,517
  Dividends                                                           11,720
  Investment adviser                                                   5,722         6,556,250
                                                                ------------
Prepaid registration fees and other assets                                              76,515
                                                                                  ------------
Total assets                                                                        31,521,382
                                                                                  ------------
----------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Securities purchased                                             6,222,211
  Capital shares redeemed                                             60,959
  Administrator                                                        5,050
  Distributor                                                          2,574         6,290,794
                                                                ------------------------------
Total liabilities                                                                    6,290,794
                                                                                  ------------
----------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                        $ 25,230,588
                                                                                  ============
----------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                   $        224
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                              3
Class B Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             19
Class C Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             14
Paid-in capital in excess of par                                                    25,949,840
Accumulated investment loss--net                                                       (74,355)
Accumulated realized capital losses on investments--net                             (1,651,471)
Accumulated distributions in excess of realized capital
  gains on investments--net                                                            (32,534)
Unrealized appreciation on investments--net                                          1,038,848
                                                                                  ------------
Net assets                                                                        $ 25,230,588
                                                                                  ============
----------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $21,722,744 and 2,244,829
  shares outstanding                                                              $       9.68
                                                                                  ============
Class A--Based on net assets of $275,265 and 28,491
  shares outstanding                                                              $       9.66
                                                                                  ============
Class B--Based on net assets of $1,852,333 and 192,728
  shares outstanding                                                              $       9.61
                                                                                  ============
Class C--Based on net assets of $1,380,246 and 143,495
  shares outstanding                                                              $       9.62
                                                                                  ============
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                   June 30, 2001 (18) Mercury QA Mid Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
----------------------------------------------------------------------------------------------
Investment Income:

Dividends                                                                         $     80,453
Interest and discount earned                                                             1,529
                                                                                  ------------
Total income                                                                            81,982
                                                                                  ------------
----------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                        $     44,337
Accounting services                                                   32,710
Registration fees                                                     31,862
Administration fees                                                   28,214
Professional fees                                                     16,548
Custodian fees                                                        10,766
Printing and shareholder reports                                       9,449
Account maintenance and distribution fees--Class B                     7,599
Account maintenance and distribution fees--Class C                     6,223
Offering costs                                                         4,427
Transfer agent fees--Class I                                             918
Directors' fees and expenses                                             801
Transfer agent fees--Class B                                             263
Account maintenance fees--Class A                                        252
Transfer agent fees--Class C                                             215
Pricing fees                                                             191
Transfer agent fees--Class A                                              14
Other                                                                  3,583
                                                                ------------
Total expenses before reimbursement                                  198,372
Reimbursement of expenses                                            (51,130)
                                                                ------------
Total expenses after reimbursement                                                     147,242
                                                                                  ------------
Investment loss--net                                                                   (65,260)
                                                                                  ------------
----------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized loss on investments--net                                                   (1,248,361)
Change in unrealized appreciation on investments--net                                  592,111
                                                                                  ------------
Net Decrease in Net Assets Resulting from Operations                              $   (721,510)
                                                                                  ============
----------------------------------------------------------------------------------------------

See Notes to Financial Statements


                   June 30, 2001 (19) Mercury QA Mid Cap Fund

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                       For the Six       For the Period
                                                                       Months Ended      June 2, 2000+
                                                                         June 30,        to December 31,
Increase (Decrease) in Net Assets:                                         2001               2000
--------------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                   $    (65,260)        $    (39,233)
Realized loss on investments--net                                        (1,248,361)            (370,735)
Change in unrealized appreciation on investments--net                       592,111              446,737
                                                                       ---------------------------------
Net increase (decrease) in net assets resulting from operations            (721,510)              36,769
                                                                       ---------------------------------
--------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

Realized gain on investments--net:
  Class I                                                                    (1,913)                  --
  Class A                                                                       (24)                  --
  Class B                                                                      (208)                  --
  Class C                                                                       (92)                  --
In excess of realized gain on investments--net:
  Class I                                                                        --              (30,687)
  Class A                                                                        --                 (741)
  Class B                                                                        --                 (814)
  Class C                                                                        --                 (292)
                                                                       ---------------------------------
Net decrease in net assets resulting from
  distributions to shareholders                                              (2,237)             (32,534)
                                                                       ---------------------------------
--------------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                                     13,100,763           12,749,337
                                                                       ---------------------------------
--------------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                             12,377,016           12,753,572
Beginning of period                                                      12,853,572              100,000
                                                                       ---------------------------------
End of period*                                                         $ 25,230,588         $ 12,853,572
                                                                       =================================
--------------------------------------------------------------------------------------------------------
* Accumulated investment loss--net                                     $    (74,355)        $     (9,095)
                                                                       =================================
--------------------------------------------------------------------------------------------------------

+ Commencement of operations

  See Notes to Financial Statements.


                   June 30, 2001 (20) Mercury QA Mid Cap Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class I
                                                            -----------------------------------
                                                               For the            For the
                                                             Six Months        Period June 2,
                                                            Ended June 30,    2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                          2001               2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $      10.21           $      10.00
                                                            -----------------------------------
Investment loss--net                                                (.03)@                 (.03)
Realized and unrealized gain (loss) on
  investments--net                                                  (.50)                   .29
                                                            -----------------------------------
Total from investment operations                                    (.53)                   .26
                                                            -----------------------------------
Less distributions:
  Realized gain on investments--net                                   --++                   --
                                                            -----------------------------------
  In excess of realized gain on investments--net                      --                   (.05)
                                                            -----------------------------------
Total distributions                                                   --                   (.05)
                                                            -----------------------------------
Net asset value, end of period                              $       9.68           $      10.21
                                                            ===================================
-----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                (5.18%)@@               2.59%@@
                                                            ===================================
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                     1.65%*                 1.64%*
                                                            ===================================
Expenses                                                           2.28%*                 3.65%*
                                                            ===================================
Investment loss--net                                               (.63%)*                (.81%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $     21,723           $     10,415
                                                            ===================================
Portfolio turnover                                                73.59%                 77.20%
                                                            ===================================
-----------------------------------------------------------------------------------------------

   * Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's
     Investment Adviser waived all of its management fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   + Commencement of operations.
  ++ Amount is less than $.01 per share.
   @ Based on average shares outstanding.
  @@ Aggregate total investment return.

     See Notes to Financial Statements.


                   June 30, 2001 (21) Mercury QA Mid Cap Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                 Class A
                                                    -----------------------------------
                                                       For the           For the
                                                      Six Months        Period June 2,
                                                    Ended June 30,    2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                  2001                2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                  $    10.21         $        10.00
                                                      ---------------------------------
Investment loss--net                                        (.06)@                 (.04)
Realized and unrealized gain (loss) on
  investments--net                                          (.49)                   .29
                                                      ---------------------------------
Total from investment operations                            (.55)                   .25
                                                      ---------------------------------
Less distributions:
  Realized gain on investments--net                           --++                   --
  In excess of realized gain on investments--net              --                   (.04)
                                                      ---------------------------------
Total distributions                                           --                   (.04)
                                                      ---------------------------------
Net asset value, end of period                        $     9.66         $        10.21
                                                      =================================
---------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        (5.37%)@@               2.39%@@
                                                      =================================
---------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                             1.90%*                 1.89%*
                                                      =================================
Expenses                                                   2.54%*                 3.90%*
                                                      =================================
Investment loss--net                                       (.91%)*               (1.02%)*
                                                      =================================
---------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)              $      275         $          187
                                                      =================================
Portfolio turnover                                        73.59%                 77.20%
                                                      =================================
---------------------------------------------------------------------------------------

   * Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's
     Investment Adviser waived all of its management fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   + Commencement of operations.
  ++ Amount is less than $.01 per share.
   @ Based on average shares outstanding.
  @@ Aggregate total investment return.

     See Notes to Financial Statements.


                   June 30, 2001 (22) Mercury QA Mid Cap Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                 Class B
                                                    ----------------------------------
                                                       For the          For the
                                                      Six Months       Period June 2,
                                                    Ended June 30,   2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                  2001              2000
--------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $      10.19       $        10.00
                                                     ---------------------------------
Investment loss--net                                         (.13)@               (.06)
Realized and unrealized gain (loss) on
  investments--net                                           (.45)                 .26
                                                     ---------------------------------
Total from investment operations                             (.58)                 .20
                                                     ---------------------------------
Less distributions:
  Realized gain on investments--net                            --++                 --
  In excess of realized gain on investments--net               --                 (.01)
                                                     ---------------------------------
Total distributions                                            --                 (.01)
                                                     ---------------------------------
Net asset value, end of period                       $       9.61       $        10.19
                                                     ==================================
--------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                         (5.68%)@@             2.00%@@
                                                     =================================
--------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                              2.67%*               2.65%*
                                                     =================================
Expenses                                                     3.31%*              4.66%*
                                                     =================================
Investment loss--net                                       (1.64%)*             (1.80%)*
                                                     =================================
--------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $      1,853       $        1,078
                                                     =================================
Portfolio turnover                                         73.59%                77.20%
                                                     =================================
--------------------------------------------------------------------------------------

   * Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's
     Investment Adviser waived all of its management fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   + Commencement of operations.
  ++ Amount is less than $.01 per share.
   @ Based on average shares outstanding.
  @@ Aggregate total investment return.

     See Notes to Financial Statements.


                   June 30, 2001 (23) Mercury QA Mid Cap Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class C
                                                    -----------------------------------
                                                       For the           For the
                                                      Six Months        Period June 2,
                                                    Ended June 30,    2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                  2001               2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $      10.20          $      10.00
                                                     ----------------------------------
Investment loss--net                                         (.16)++               (.06)
Realized and unrealized gain (loss) on
  investments--net                                           (.42)                  .26
                                                     ----------------------------------
Total from investment operations                             (.58)                  .20
                                                     ----------------------------------
Less distributions:
  Realized gain on investments--net                            --                    --
  In excess of realized gain on investments--net               --                    --++
                                                     ----------------------------------
Total distributions                                            --                    --
                                                     ----------------------------------
Net asset value, end of period                       $       9.62          $      10.20
                                                     ==================================
---------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                         (5.68%)@@              2.04%@@
                                                     ==================================
---------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                              2.67%*                2.65%*
                                                     ==================================
Expenses                                                    3.29%*                4.66%*
                                                     ==================================
Investment loss--net                                       (1.66%)*              (1.82%)*
                                                     ==================================
---------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $      1,380          $      1,174
                                                     ==================================
Portfolio turnover                                         73.59%                77.20%
                                                     ==================================
---------------------------------------------------------------------------------------

   * Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's
     Investment Adviser waived all of its management fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   + Commencement of operations.
  ++ Amount is less than $.01 per share.
   @ Based on average shares outstanding.
  @@ Aggregate total investmentreturn.

     See Notes to Financial Statements.


                   June 30, 2001 (24) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Mid Cap Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


                   June 30, 2001 (25) Mercury QA Mid Cap Fund

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                   June 30, 2001 (26) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .55% of the average daily net assets of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $44,337, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $6,793.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing


                   June 30, 2001 (27) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account            Distribution
                                            Maintenance Fee             Fee
      -------------------------------------------------------------------------
      Class A                                    .25%                   --
      -------------------------------------------------------------------------
      Class B                                    .25%                  .75%
      -------------------------------------------------------------------------
      Class C                                    .25%                  .75%
      -------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                 FAMD                  MLPF&S
      --------------------------------------------------------------------------
      Class I                                   $1,794                $19,933
      --------------------------------------------------------------------------
      Class A                                   $  138                $ 3,396
      --------------------------------------------------------------------------

      For the six months ended June 30, 2001, MLPF&S received contingent deferred sales charges of $2,223 and $211 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the six months ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $10,781 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.


                   June 30, 2001 (28) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $25,062,497 and $12,323,431, respectively.

      Net realized losses for the six months ended June 30, 2001, and net unrealized gains as of June 30, 2001 were as follows:

                                                Realized            Unrealized
                                                 Losses                Gains
      --------------------------------------------------------------------------
      Long-term investments                   $(1,248,314)         $ 1,038,848
      Short-term investments                          (47)                  --
                                              ----------------------------------
      Total                                   $(1,248,361)         $ 1,038,848
                                              ================================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,038,848, of which $2,051,864 related to appreciated securities and $1,013,016 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $23,811,838.

(4)   Capital Share Transactions:

      A net increase in net assets derived from capital share transactions was $13,100,763 and $12,749,337 for the six months ended June 30, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended June 30, 2001                              Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    1,592,987     $ 15,365,087
      Shares issued to shareholders
        in reinvestment of distributions                    10               97
                                                     --------------------------
      Total issued                                   1,592,997       15,365,184
      Shares redeemed                                 (368,228)      (3,447,056)
                                                     --------------------------
      Net increase                                   1,224,769     $ 11,918,128
                                                     ==========================
      -------------------------------------------------------------------------

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    1,276,951     $ 13,022,779
      Shares issued to shareholders
        in reinvestment of distributions                   273            2,700
                                                     --------------------------
      Total issued                                   1,277,224       13,025,479
      Shares redeemed                                 (259,664)      (2,609,657)
                                                     --------------------------
      Net increase                                   1,017,560     $ 10,415,822
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


                   June 30, 2001 (29) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Class A Shares for the Six Months
      Ended June 30, 2001                              Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       14,898       $  135,166
      Shares issued to shareholders
        in reinvestment of distributions                     2               20
                                                    ---------------------------
      Total issued                                      14,900          135,186
      Shares redeemed                                   (4,723)         (44,952)
                                                    ---------------------------
      Net increase                                      10,177       $   90,234
                                                    ===========================
      -------------------------------------------------------------------------

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       16,984      $   171,764
      Shares issued to shareholders
        in reinvestment of distributions                    61              608
                                                    ---------------------------
      Total issued                                      17,045          172,372
      Shares redeemed                                   (1,231)         (12,175)
                                                    ---------------------------
      Net increase                                      15,814      $   160,197
                                                    ===========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Six Months
      Ended June 30, 2001                               Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       113,132     $ 1,070,035
      Shares issued to shareholders
        in reinvestment of distributions                     17             166
                                                     --------------------------
      Total issued                                      113,149       1,070,201
      Shares redeemed                                   (26,158)       (246,041)
                                                     --------------------------
      Net increase                                       86,991      $  824,160
                                                     ==========================
      -------------------------------------------------------------------------

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       108,273     $ 1,096,882
      Shares issued to shareholders
        in reinvestment of distributions                     62             611
                                                     --------------------------
      Total issued                                      108,335       1,097,493
      Shares redeemed                                    (5,098)        (52,871)
                                                     --------------------------
      Net increase                                      103,237     $ 1,044,622
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


                   June 30, 2001 (30) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class C Shares for the Six Months
      Ended June 30, 2001                               Shares    Dollar Amount
-------------------------------------------------------------------------------
      Shares sold                                        41,654      $  387,421
      Shares issued to shareholders
        in reinvestment of distributions                      6              63
                                                     --------------------------
      Total issued                                       41,660         387,484
      Shares redeemed                                   (13,210)       (119,243)
                                                     --------------------------
      Net increase                                       28,450      $  268,241
                                                     ==========================
-------------------------------------------------------------------------------

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                              Shares    Dollar Amount
-------------------------------------------------------------------------------
      Shares sold                                       115,329     $ 1,156,047
      Shares issued to shareholders
        in reinvestment of distributions                     17             172
                                                     --------------------------
      Total issued                                      115,346       1,156,219
      Shares redeemed                                    (2,801)        (27,523)
                                                     --------------------------
      Net increase                                      112,545     $ 1,128,696
                                                     ==========================
-------------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Short-Term Borrowings:

      On March 22, 2001, the Fund became party to a $1,000,000,000 credit agreement, dated December 1, 2000, with Bank One, N.A. and certain other lenders. Certain other funds managed by Mercury Advisors and its affiliates also participate in this credit agreement. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended June 30, 2001.


                   June 30, 2001 (31) Mercury QA Mid Cap Fund

[LOGO] MERRILL LYNCH  Investment Managers

               Mutual    Managed    Alternative    Institutional
               Funds     Accounts   Investments   Asset Management

                             [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Mid Cap Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

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